Balance Sheets (Interim Period Unaudited) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 1,222,955	$ 145,478	$ 1,577,314
Accounts receivable	169,848	401,580	31,540
Inventory	939,439	968,818	1,610,442
Prepaid expenses and other current assets	76,208	19,773	16,540
Total current assets	2,408,450	1,535,649	3,235,836
Property and equipment, net	1,237,177	1,218,830	979,509
Software license inventory	1,137,500
Deferred costs		214,469	263,495
Other assets	51,200	61,481
Total assets	4,834,327	3,030,429	4,562,841
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable	2,844,509	4,037,168	3,495,283
Accrued compensation	348,913	1,011,413	124,792
Accrued interest		971,733	344,395
Other accrued liabilities	1,709,055	2,015,046	2,079,574
Deposits	989,520
Derivative liability	26,545
Related party deferred revenue	2,696,374	2,600,000	2,600,000
Convertible notes payable, net of unamortized discount of $117,405 at December 31, 2011		3,953,595
Total current liabilities	8,614,916	14,588,955	8,644,044
Related party deferred revenue		1,396,374	3,996,374
Related party accrued interest		799,102	410,425
Other accrued liabilities	422,224	209,143	278,060
Related party convertible notes payable, net of unamortized discount	4,338,601	4,377,294
Convertible notes payable, net of unamortized discount	2,000,000	3,308,390
Total liabilities	15,567,861	24,873,572	19,900,092
Commitments and contingencies
Series A convertible preferred stock; $.01 par value; 8,000,000 shares authorized, 7,965,000 shares issued and outstanding		7,965,000	7,965,000
Common stock, $.01 par value; at June 30, 2012, 100,000,000, 42,273,547, and 41,947,717 shares authorized, issued, and outstanding, respectively; at December 31, 2011, 70,000,000 16,410,820, and 16,084,990 shares authorized, issued, and outstanding, respectively; at December 31, 2010, 70,000,000 16,185,820, and 15,859,990 shares authorized, issued, and outstanding, respectively	422,735	164,108	161,858
Additional paid-in capital	54,385,943	31,495,593	29,692,324
Treasury stock, at cost, 325,830 common shares	(1,679,234)	(1,679,234)	(1,679,234)
Accumulated deficit	(63,862,978)	(59,788,610)	(51,477,199)
Total stockholders' deficit	(10,733,534)	(21,843,143)	(15,337,251)
Total liabilities and stockholders' deficit	4,834,327	3,030,429	4,562,841
Junior secured notes payable, net of unamortized discount of $2,807,880, $2,805,686 and $2,775,300 at June 30, 2012, December 31, 2011, and December 31, 2010 respectively	192,120	194,314	224,700
Licenses, Net [Member]
ASSETS
Other assets		27,000	45,000
Other Assets [Member]
ASSETS
Other assets		34,481	39,001
Related Party BSC Convertible Notes Payable [Member]
LIABILITIES AND STOCKHOLDERS' DEFICIT
Related party convertible notes payable, net of unamortized discount		3,500,000	2,846,764
Related Party 2011 Unsecured Convertible Notes Payable [Member]
LIABILITIES AND STOCKHOLDERS' DEFICIT
Related party convertible notes payable, net of unamortized discount		877,294
The 2011 Junior Secured Convertible Note Payable [Member]
LIABILITIES AND STOCKHOLDERS' DEFICIT
Convertible notes payable, net of unamortized discount		2,000,000
The 2011 Junior Secured Convertible Note Payable, Net [Member]
LIABILITIES AND STOCKHOLDERS' DEFICIT
Convertible notes payable, net of unamortized discount		1,308,390
The 2010 Unsecured Convertible Notes Payable [Member]
LIABILITIES AND STOCKHOLDERS' DEFICIT
Convertible notes payable, net of unamortized discount			$ 3,499,725